Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Presents the Segment Information

The following table presents the segment information for the fiscal years ended March 31, 2026, 2025, and 2024, respectively:

	For the Fiscal Year ended March 31, 2026
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$19,787,252	$6,688,079	$346,748,488	$373,223,819
Merchandise costs	$15,124,703	$4,381,980	$325,611,870	$345,118,553
Interest expenses, net	$(105,318)	$(35,597)	$(1,845,568)	$(1,986,483)
Income tax provision	$164,495	$55,599	$2,882,592	$3,102,686
Net income	$34,530	$11,671	$605,095	$651,296
Depreciation and amortization	$60,997	$20,617	$1,068,905	$1,150,519
Capital expenditures	$310,111	$75	$3,809	$313,995

	For the Fiscal Year ended March 31, 2025
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$17,105,488	$7,493,259	$185,520,491	$210,119,238
Merchandise costs	$13,314,278	$5,668,519	$167,219,142	$186,201,939
Interest expenses, net	$(140,333)	$(61,475)	$(1,522,011)	$(1,723,819)
Income tax benefit	$(153,311)	$(67,160)	$(1,662,766)	$(1,883,237)
Net income	$540,430	$236,741	$5,861,317	$6,638,488
Depreciation and amortization	$77,511	$33,955	$840,660	$952,126
Capital expenditures	$992,068	$-	$-	$992,068

	For the Fiscal Year ended March 31, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$14,951,952	$10,705,449	$170,023,914	$195,681,315
Merchandise costs	$11,916,702	$7,920,348	$152,469,258	$172,306,308
Interest expenses, net	$(123,107)	$(88,143)	$(1,399,891)	$(1,611,141)
Provision for income tax	$34,902	$24,989	$396,883	$456,774
Net income	$571,463	$409,162	$6,498,311	$7,478,936
Depreciation and amortization	$94,184	$67,434	$1,070,993	$1,232,611
Capital expenditures	$917,396	$9,766	$2,146	$929,308

Schedule of Assets and Liabilities
	March 31, 2026	March 31, 2025
Total assets:
Franchise Stores and Wholesale Customers	$217,580,900	$132,909,152
Directly-Operated Physical Stores	12,089,250	14,618,642
Online Stores and Services	3,965,605	10,302,391
Total assets	$233,635,755	$157,830,185

Total liabilities:
Franchise Stores and Wholesale Customers	$176,153,828	$92,421,807
Directly-Operated Physical Stores	13,032,588	12,247,978
Online Stores and Services	3,284,161	10,146,370
Total liabilities	$192,470,577	$114,816,155

Schedule of Geographic Information

The following table presents the geographic information where the Company’s long-live assets were located:

	March 31, 2026	March 31, 2025
Japan	$6,879,404	$13,932,880
The United States	3,479,298	4,353,220
Other overseas countries	2,684,961	609,037
Hong Kong	1,155,841	1,716,744
Total long-live assets	$14,199,504	$20,611,880